ACCOUNTS RECEIVABLE, NET - Schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
Current	R$ 5,911,477	R$ 5,210,482
Non-current	602,411	649,446
Gross value
ACCOUNTS RECEIVABLE, NET
Current	5,911,477	5,210,482
Non-current	602,411	649,446
Total Customers	6,513,888	5,859,928
Gross value | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	4,646,742	4,143,112
Non-current	280,138	280,138
Gross value | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	2,451,974	2,107,085
Non-current	9,548	9,548
Gross value | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	777,726	582,586
Non-current	4,348	4,348
Gross value | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	1,600,481	1,289,224
Non-current	876,534	1,191,868
Gross value | Due
ACCOUNTS RECEIVABLE, NET
Current	4,766,181
Non-current	602,411
Total Customers	5,368,592
Gross value | Due | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	2,745,961
Gross value | Due | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	1,537,909
Gross value | Due | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	452,619
Gross value | Due | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	388,258
Non-current	876,534
Gross value | Overdue up to 90 days
ACCOUNTS RECEIVABLE, NET
Current	783,644
Total Customers	783,644
Gross value | Overdue up to 90 days | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	326,058
Gross value | Overdue up to 90 days | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	203,480
Gross value | Overdue up to 90 days | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	322,598
Gross value | Overdue up to 90 days | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	68,372
Gross value | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
Current	361,652
Total Customers	361,652
Gross value | Overdue 90+ days | Supply/Power Supply
ACCOUNTS RECEIVABLE, NET
Current	1,574,723
Non-current	280,138
Gross value | Overdue 90+ days | Short Term Electric Power - CCEE
ACCOUNTS RECEIVABLE, NET
Current	710,585
Non-current	9,548
Gross value | Overdue 90+ days | Use of the Electric Grid
ACCOUNTS RECEIVABLE, NET
Current	2,509
Non-current	4,348
Gross value | Overdue 90+ days | Renegotiated Agreements
ACCOUNTS RECEIVABLE, NET
Current	1,143,851
Impairment
ACCOUNTS RECEIVABLE, NET
Current	3,565,446	2,911,525
Impairment | Due
ACCOUNTS RECEIVABLE, NET
Current	358,566
Impairment | Overdue up to 90 days
ACCOUNTS RECEIVABLE, NET
Current	136,864
Impairment | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
Current	3,070,016
Customers, non-current | Impairment
ACCOUNTS RECEIVABLE, NET
Non-current	568,157	R$ 836,456
Customers, non-current | Impairment | Due
ACCOUNTS RECEIVABLE, NET
Non-current	274,123
Customers, non-current | Impairment | Overdue 90+ days
ACCOUNTS RECEIVABLE, NET
Non-current	R$ 294,034